UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-4547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Select Growth Fund

January 31, 2008

	Number of
	Shares	Value
Common Stock– 100.13%²
Basic Industry/Capital Goods – 2.05%
Newmont Mining	95,300	$5,178,602
Praxair	18,000	1,456,380
		6,634,982
Business Services – 14.50%
Corporate Executive Board	82,100	4,724,855
*Equifax	91,700	3,401,153
Expeditors International Washington	144,000	6,809,760
*†Global Cash Access Holdings	773,350	4,640,100
*Mastercard Class A	31,300	6,479,100
Paychex	89,000	2,912,080
†Research in Motion	148,700	13,959,956
Reuters Group	327,200	3,951,441
		46,878,445
Consumer Non-Durables – 9.25%
*†NetFlix	541,900	13,628,785
NIKE Class B	31,900	1,970,144
*†Peet's Coffee & Tea	103,700	2,275,178
Staples	132,900	3,181,626
*†Starbucks	136,800	2,586,888
*Whole Foods Market	158,600	6,255,184
		29,897,805
Consumer Services – 16.89%
†eBay	190,100	5,111,789
*Heartland Payment Systems	381,500	9,262,820
*IHOP	333,326	17,746,276
*Jackson Hewitt Tax Service	101,300	2,241,769
*†MGM MIRAGE	42,200	3,089,884
Weight Watchers International	403,192	17,175,979
		54,628,517
Energy – 2.82%
*†Core Laboratories	51,000	5,747,700
EOG Resources	18,400	1,610,000
Suncor Energy	18,600	1,748,028
		9,105,728
Financials – 7.18%
*†Affiliated Managers Group	5,800	570,198
Bank of New York Mellon	69,581	3,244,562
CME Group	6,400	3,960,960
†IntercontinentalExchange	79,900	11,182,804
NYMEX Holdings	11,300	1,299,500
*optionsXpress Holdings	109,500	2,969,640
		23,227,664
Health Care – 14.89%
*†Abiomed	167,200	2,524,720
Allergan	123,700	8,311,403
†Genentech	167,600	11,763,844
†Medco Health Solutions	45,600	2,283,648
UnitedHealth Group	332,900	16,924,636
†Zimmer Holdings	80,900	6,332,043
		48,140,294
Technology – 32.55%
†Apple	33,200	4,493,952
*Blackbaud	92,500	2,559,475

†Crown Castle International	148,800	5,385,072
†Google Class A	14,870	8,391,141
†Intuit	330,700	10,149,183
*†j2 Global Communications	369,600	8,097,936
QUALCOMM	424,700	18,015,774
*†SanDisk	89,150	2,268,868
†SBA Communications Class A	61,300	1,815,093
*Seagate Technology	662,000	13,418,740
†Sun Microsystems	465,400	8,144,500
†Teradata	565,200	13,463,064
*†VeriFone Holdings	462,500	9,051,125
		105,253,923
Total Common Stock (cost $300,768,998)		323,767,358

	Principal
	Amount
≠Discount Note– 0.08%
Federal Home Loan Bank 2.00% 2/1/08	$275,015	275,015
Total Discount Note (cost $275,015)		275,015

Total Value of Securities Before Securities Lending Collateral – 100.21%
(cost $301,044,013)		324,042,373

	Number of
	Shares
Securities Lending Collateral** – 23.32%
Investment Companies
Mellon GSL DBT II Collateral Fund	75,419,268	75,419,268
Total Securities Lending Collateral (cost $75,419,268)		75,419,268

Total Value of Securities – 123.53%
(cost $376,463,281)		399,461,641©

Obligation to Return Securities Lending Collateral** – (23.32%)		(75,419,268)

Liabilities Net of Receivables and Other Assets (See Notes) – (0.21%)		(685,693)
Net Assets Applicable to 12,249,992 Shares Outstanding – 100.00%		$323,356,680

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non-income producing security for the period ended January 31, 2008.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $72,561,567 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds III – Delaware Select Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective October 31, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. As of January 31, 2008, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$377,683,988
Aggregate unrealized appreciation	44,437,697
Aggregate unrealized depreciation	(22,660,044)
Net unrealized appreciation	$ 21,777,653

For federal income tax purposes, at April 30, 2007, capital loss carryforwards of $631,239,612 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $425,889,120 expires in 2010; $186,820,081 expires in 2011; and $18,530,411 expires in 2012.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Fund receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of securities on loan was $72,561,567, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of January 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Large Cap Core Fund

January 31, 2008

	Number of
	Shares	Value
Common Stock – 99.45%
Basic Materials – 5.19%
Cytec Industries	160	$9,058
Dow Chemical	550	21,262
duPont (E.I.) deNemours	370	16,717
*Freeport-McMoRan Copper & Gold	230	20,477
Lubrizol	250	13,153
Monsanto	180	20,239
Steel Dynamics	260	13,559
		114,465
Business Services – 0.87%
Manpower	140	7,876
Republic Services	375	11,250
		19,126
Capital Goods – 12.27%
Boeing	220	18,300
Caterpillar	490	34,859
Deere & Co.	340	29,838
DRS Technologies	320	17,174
Fluor	130	15,817
General Dynamics	150	12,669
General Electric	930	32,931
Goodrich	480	30,024
Northrop Grumman	210	16,666
Textron	580	32,509
United Technologies	410	30,098
		270,885
Communication Services – 2.54%
Embarq	180	8,154
*Qwest Communications International	1,550	9,114
Verizon Communications	1,000	38,840
		56,108
Consumer Discretionary – 4.33%
Abercrombie & Fitch Class A	300	23,907
Best Buy	550	26,845
†Coach	310	9,936
Macy's	680	18,795
Phillips-Van Heusen	380	16,013
		95,496
Consumer Services – 3.11%
Burger King Holdings	740	19,499
*Marriott International Class A	550	19,778
McDonald's	550	29,453
		68,730
Consumer Staples – 7.31%
CVS Caremark	600	23,442
Fortune Brands	290	20,277
*†Jarden	530	13,271
PepsiCo	660	45,005
Procter & Gamble	900	59,355
		161,350
Energy – 11.95%
Chevron	320	27,040
ConocoPhillips	550	44,176
EOG Resources	300	26,250
Exxon Mobil	480	41,472
Halliburton	480	15,922
Marathon Oil	430	20,146
†National Oilwell Varco	340	20,478
Occidental Petroleum	730	49,544
Schlumberger	250	18,865
		263,893

Financials – 15.97%
AFLAC	300	18,399
American International Group	800	44,128
Bank of America	1,010	44,794
Bank of New York Mellon	640	29,843
*Bear Stearns	140	12,642
Berkley (W.R.)	520	15,735
*†Blackstone Group	460	8,441
Capital One Financial	390	21,376
CIT Group	450	12,582
Citigroup	820	23,140
JPMorgan Chase	900	42,795
Morgan Stanley	410	20,266
Prudential Financial	280	23,624
U.S. Bancorp	640	21,728
*Washington Mutual	660	13,147
		352,640
Health Care – 13.44%
†Amgen	420	19,568
†Express Scripts Class A	400	26,996
†Gen-Probe	250	14,288
†Gilead Sciences	600	27,414
*†Hologic	240	15,446
Johnson & Johnson	950	60,098
Medtronic	520	24,216
Merck	730	33,784
UnitedHealth Group	500	25,420
†WellPoint	250	19,550
Wyeth	750	29,850
		296,630
Media – 2.56%
†Comcast Class A	750	13,620
Disney (Walt)	850	25,441
†Viacom Class B	450	17,442
		56,503
Real Estate – 0.46%
Host Hotels & Resorts	600	10,044
		10,044
Technology – 17.22%
Applied Materials	810	14,515
†Cisco Systems	1,750	42,875
Corning	1,130	27,199
†EMC	1,600	25,392
†Google Class A	60	33,858
Hewlett-Packard	730	31,938
Intel	1,500	31,800
*International Business Machines	400	42,936
*†MetroPCS Communications	200	3,614
Microsoft	1,960	63,896
Motorola	1,060	12,222
QUALCOMM	650	27,573
Texas Instruments	720	22,270
		380,088
Transportation – 1.13%
Norfolk Southern	460	25,019
		25,019
Utilities – 1.10%
Exelon	320	24,381
		24,381
Total Common Stock (cost $2,105,434)		2,195,358

	Principal
	Amount
≠Discount Note – 0.13%
Federal Home Loan Bank 2.00% 2/1/08	$3,000	3,000
Total Discount Note (cost $3,000)		3,000

Total Value of Securities Before Securities Lending Collateral – 99.58%
(cost $2,108,434)		2,198,358

	Number of
	Shares
Securities Lending Collateral** – 4.44%
Investment Companies
Mellon GSL DBT II Collateral Fund	98,090	98,090
Total Securities Lending Collateral (cost $98,090)		98,090

Total Value of Securities – 104.02%
(cost $2,206,524)		2,296,448©
Obligation to Return Securities Lending Collateral** – (4.44%)		(98,090)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.42%		9,220
Net Assets Applicable to 252,052 Shares Outstanding – 100.00%		$2,207,578

†Non-income producing security for the period ended January 31, 2008.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $113,629 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds III – Delaware Large Cap Core Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective October 31, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Security and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2008, the Fund held no investments in repurchase agreements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,206,524
Aggregate unrealized appreciation	247,867
Aggregate unrealized depreciation	(157,943)
Net unrealized appreciation	$ 89,924

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Fund receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of securities on loan was $113,629, for which the Fund received collateral, comprised of U.S. government obligations valued at $20,470, and cash collateral of $98,090. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of January 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: